Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI ASSET ALLOCATION TRUST
Entity Central Index Key	0001003632
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000015968
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class F
Trading Symbol	SNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class F Shares	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 9,096,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,096	12	$-	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short Duration Government Fund, Cl Y	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7.2%
SEI Daily Income Trust Government Fund, Institutional Class	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	2.0%

C000015969
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Fund
Class Name	Class I
Trading Symbol	SEDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Defensive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Fund, Class I Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 9,096,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$9,096	12	$-	5%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Short Duration Government Fund, Cl Y	29.2%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	20.2%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	15.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	7.2%
SEI Daily Income Trust Government Fund, Institutional Class	5.0%
SEI Institutional Managed Trust Real Return Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5.0%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	2.0%

C000015961
Shareholder Report [Line Items]
Fund Name	Defensive Strategy Allocation Fund
Class Name	Class F
Trading Symbol	STDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Defensive Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defensive Strategy Allocation Fund, Class F Shares	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 2,363,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,363	2	$-	7%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Daily Income Trust Government Fund, Institutional Class	80.7%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	19.3%

C000015964
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class F
Trading Symbol	SVSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class F Shares	$14	0.28%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 31,912,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,912	16	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	14.0%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4.4%
SEI Enhanced Low Volatility US Large Cap ETF	4.2%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl Y	3.9%

C000093799
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class D
Trading Symbol	SSTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class D Shares	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 31,912,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,912	16	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	14.0%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4.4%
SEI Enhanced Low Volatility US Large Cap ETF	4.2%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl Y	3.9%

C000015965
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Fund
Class Name	Class I
Trading Symbol	SICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Conservative Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Fund, Class I Shares	$27	0.53%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%
AssetsNet	$ 31,912,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,912	16	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	17.0%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	14.0%
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	9.8%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	9.3%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	4.4%
SEI Enhanced Low Volatility US Large Cap ETF	4.2%
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3.9%
SEI Institutional Managed Trust Real Return Fund, Cl Y	3.9%

C000015959
Shareholder Report [Line Items]
Fund Name	Conservative Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SMGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Conservative Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Strategy Allocation Fund, Class F Shares	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 17,676,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$17,676	4	$-	6%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	33.1%
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	31.5%
SEI Daily Income Trust Government Fund, Institutional Class	19.8%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	15.6%

C000015956
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class F
Trading Symbol	SMOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class F Shares	$17	0.32%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%
AssetsNet	$ 85,100,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,100	21	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	12.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	9.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	6.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional International Trust International Equity Fund, Cl Y	4.7%
SEI Enhanced Low Volatility US Large Cap ETF	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%

C000093798
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class D
Trading Symbol	SMSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class D Shares	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
AssetsNet	$ 85,100,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,100	21	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	12.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	9.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	6.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional International Trust International Equity Fund, Cl Y	4.7%
SEI Enhanced Low Volatility US Large Cap ETF	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%

C000015957
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Class Name	Class I
Trading Symbol	SMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Moderate Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Fund, Class I Shares	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 85,100,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$85,100	21	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19.2%
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	12.4%
SEI Institutional Managed Trust Multi-Asset Capital Stability Fund, Cl Y	9.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	9.4%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	6.9%
SEI Institutional Managed Trust Liquid Alternative Fund, Cl Y	4.9%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	4.9%
SEI Institutional International Trust International Equity Fund, Cl Y	4.7%
SEI Enhanced Low Volatility US Large Cap ETF	4.4%
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3.7%

C000015963
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SXMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Moderate Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Moderate Strategy Allocation Fund, Class F Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 52,008,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$52,008	6	$-	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	46.2%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	18.0%
SEI Daily Income Trust Government Fund, Institutional Class	14.5%
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	10.5%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	5.4%
SEI Institutional International Trust International Equity Fund, Cl Y	5.4%

C000015946
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SSGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class F Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 100,989,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,989	12	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional International Trust International Equity Fund, Cl Y	19.8%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	13.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Enhanced US Large Cap Momentum Factor ETF	7.4%
SEI Enhanced US Large Cap Value Factor ETF	7.0%
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5.6%
SEI Enhanced US Large Cap Quality Factor ETF	3.8%

C000093796
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class D
Trading Symbol	SASDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class D Shares	$58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
AssetsNet	$ 100,989,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,989	12	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional International Trust International Equity Fund, Cl Y	19.8%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	13.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Enhanced US Large Cap Momentum Factor ETF	7.4%
SEI Enhanced US Large Cap Value Factor ETF	7.0%
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5.6%
SEI Enhanced US Large Cap Quality Factor ETF	3.8%

C000015947
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Class Name	Class I
Trading Symbol	SEAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Aggressive Strategy Fund, Class I Shares	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 100,989,000
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$100,989	12	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional International Trust International Equity Fund, Cl Y	19.8%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	13.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	9.7%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	7.8%
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7.5%
SEI Enhanced US Large Cap Momentum Factor ETF	7.4%
SEI Enhanced US Large Cap Value Factor ETF	7.0%
SEI Institutional Managed Trust Small Cap Fund, Cl Y	5.6%
SEI Enhanced US Large Cap Quality Factor ETF	3.8%

C000015958
Shareholder Report [Line Items]
Fund Name	Tax-Managed Aggressive Strategy Fund
Class Name	Class F
Trading Symbol	SISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Aggressive Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Aggressive Strategy Fund, Class F Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 84,277,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$84,277	6	$-	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	56.3%
SEI Institutional International Trust International Equity Fund, Cl Y	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	13.7%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2.0%

C000015966
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class F
Trading Symbol	SOKAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class F Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 41,128,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$41,128	16	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SIMT Core Fixed Income Fund Core Fixed Income Fund, Cl Y	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.3%
SEI Institutional International Trust International Equity Fund, Cl Y	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5.9%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5.2%
SIMT Global Managed Volatility Fund Global Managed Volatility Fund, Cl Y	4.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	4.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3.9%

C000015967
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Fund
Class Name	Class I
Trading Symbol	SCMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Core Market Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Fund, Class I Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 41,128,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$41,128	16	$-	4%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SIMT Core Fixed Income Fund Core Fixed Income Fund, Cl Y	25.0%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.3%
SEI Institutional International Trust International Equity Fund, Cl Y	9.2%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.7%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	5.9%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	5.2%
SIMT Global Managed Volatility Fund Global Managed Volatility Fund, Cl Y	4.9%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	4.1%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3.9%

C000015960
Shareholder Report [Line Items]
Fund Name	Core Market Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SKTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Core Market Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Market Strategy Allocation Fund, Class F Shares	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
AssetsNet	$ 21,832,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$21,832	6	$-	3%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	56.1%
SEI Institutional International Trust International Equity Fund, Cl Y	16.0%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	13.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2.0%

C000015954
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class F
Trading Symbol	SRWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class F Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 114,556,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$114,556	16	$-	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.2%
SEI Institutional International Trust International Equity Fund, Cl Y	12.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.2%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5.5%
SEI Enhanced US Large Cap Momentum Factor ETF	4.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4.6%

C000093797
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class D
Trading Symbol	SMKDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class D Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class D Shares	$58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
AssetsNet	$ 114,556,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$114,556	16	$-	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.2%
SEI Institutional International Trust International Equity Fund, Cl Y	12.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.2%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5.5%
SEI Enhanced US Large Cap Momentum Factor ETF	4.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4.6%

C000015955
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Fund
Class Name	Class I
Trading Symbol	SMGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Market Growth Strategy Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Fund, Class I Shares	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 114,556,000
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$114,556	16	$-	2%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	14.2%
SEI Institutional International Trust International Equity Fund, Cl Y	12.9%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	12.0%
SEI Institutional Managed Trust Large Cap Fund, Cl Y	8.0%
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	7.2%
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	6.8%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	5.5%
SEI Enhanced US Large Cap Momentum Factor ETF	4.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.6%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	4.6%

C000015962
Shareholder Report [Line Items]
Fund Name	Market Growth Strategy Allocation Fund
Class Name	Class F
Trading Symbol	SGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Market Growth Strategy Allocation Fund (the "Fund") for the period from April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Market Growth Strategy Allocation Fund, Class F Shares	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 131,755,000
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$131,755	6	$-	1%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Affiliated Investment Funds	100.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net Assets
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	56.2%
SEI Institutional International Trust International Equity Fund, Cl Y	16.1%
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	13.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	7.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	4.0%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	2.0%